UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

/s/PETER W. MAY               New York, New York            11/13/08
------------------------    ------------------------------  ---------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:         $  87,126
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number        Name
--     --------------------        ----

01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                               FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8
                                                    VALUE     SHARES/OR  SH/  PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION     MANAGERS   SOLE   SHARED   NONE
--------------        --------------     -----     --------   -------    ---  ----   ----------     --------   ----   ------   ----

Wendy's/Arby's Group, Inc.  COM        950587105     3,034    576,776     SH          Defined        1,2,3           576,776

Heinz HJ Co.                COM        423074103    12,839    256,938     SH          Defined        1,2,3           256,938

Chemtura Corp.              COM        163893100     1,400    307,098     SH          Defined        1,2,3           307,098

Tiffany & Co. NEW           COM        886547108     7,516    211,603     SH          Defined        1,2,3           211,603

Cheesecake Factory Inc.     COM        163072101     1,039     71,072     SH          Defined        1,2,3            71,072

Kraft Foods Inc.            CL A       50075N104     8,238    251,541     SH          Defined        1,2,3           251,541

Trian Acquisition I Corp.   COM        89582E108        18      1,982     SH          Defined        1,2,3             1,982

Philip Morris Intl Inc.     COM        718172109     1,174     24,412     SH          Defined        1,2,3            24,412

Wyeth                       COM        983024100     1,208     32,696     SH          Defined        1,2,3            32,696

Lorillard Inc.              COM        544147101       493      6,935     SH          Defined        1,2,3             6,935

Orient-Express
   Hotels Ltd               CL A       G67743107       862     35,724     SH          Defined        1,2,3            35,724

Dr. Pepper Snapple
   Group Inc.               COM        26138E109       963     36,354     SH          Defined        1,2,3            36,354

SPDR TR                  UNIT SER 1    78462F103    47,556    410,000     SH   PUT    Defined        1,2,3           410,000

Proshares TR           ULTRASHRT FINL  74347R628       786      7,784     SH          Defined        1,2,3             7,784
